Capital Management - Debt to Capital Ratios (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of capital management [abstract]
Total liabilities	$ 163,347,778	$ 5,461,310	$ 158,199,746
Less: Cash and cash equivalents	(95,492,477)	(3,192,661)	(83,661,739)	$ (2,797,116)	$ (81,674,572)	$ (57,578,981)
Net debt	67,855,301		74,538,007
Total equity	202,913,915	$ 6,784,149	204,397,483		$ 209,620,998	$ 214,946,374
Total capital	$ 270,769,216		$ 278,935,490
Debt to capital ratios	25.06%	25.06%	26.72%	26.72%